Share-based payment - Summary of number of shares granted and weighted average exercise prices (Details) - SEBIRs/RSU shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares € / shares	Dec. 31, 2024 shares € / shares
Share-based payment
Beginning balance | € / shares	€ 5.17	€ 5.3
Canceled and forfeited | € / shares	0	7.7
Ending balance | € / shares	€ 5.17	€ 5.17
Beginning balance | shares	4,347	4,579
Canceled and forfeited | shares	0	(232)
Ending balance | shares	4,347	4,347